EARNINGS PER SHARE Q - Dilutive Shares (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	30,247,946	23,905,034	48,541,806	229,264,579
Compensatory LP units
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	14,833	0	0
Exchangeable LP units
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	0	0	215,917,746
Compensatory awards
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	10,543,368	18,293,860	0
Exchangeable Notes
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	30,247,946	13,346,833	30,247,946	13,346,833